SHARE-BASED PAYMENTS (Details) - Schedule of Shares under CFO Buyout - CFO Buyout	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 shares
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under CFO Buyout [Line Items]
Outstanding, period start (in shares)	3,268,460	0
Granted (in shares)	0	4,086,632
Exercised (in shares)	(1,457,748)	(818,172)
Outstanding, period end (in shares)	1,810,712	3,268,460